Note 11. Stockholders' Equity (Tables) (Convertible Note 5 [Member])	12 Months Ended
Dec. 31, 2014
Convertible Note 5 [Member]
Note 11. Stockholders' Equity (Tables) [Line Items]
Schedule of Debt Conversions [Table Text Block]	Issuance of Common Stock for Convertible Note Conversion

Date	Principal & Interest Converted	Common Stock Issued upon Conversion
January 14, 2014	$20,000	6,666
January 27, 2014	20,000	6,667
January 30, 2014	20,000	6,667
September 26, 2014	170	17,000
September 26, 2014	170	17,000
October 10, 2014	340	17,000
October 21, 2014	340	17,000
November 4, 2014	420	21,000
November 6, 2014	440	22,000
November 26, 2014	460	46,000
December 9, 2014	250	25,000
December 11, 2014	260	26,000
December 12, 2014	250	25,000
December 18, 2014	250	25,000
Total	$63,350	278,000